Cover	Dec. 26, 2024
Cover [Abstract]
Entity Registrant Name	Yubo International Biotech Limited
Entity Central Index Key	0000895464
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 26, 2024
Entity File Number	000-21320
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	11-3074326
Entity Address Address Line 1	Room 105
Entity Address Address Line 2	Building 5
Entity Address Address Line 3	31 Xishiku Avenue
Entity Address City Or Town	Xicheng District
Entity Address Region	Beijing
Entity Address Country	CN
Entity Address Postal Zip Code	100034
City Area Code	040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	0677-6010